Income Taxes - Earnings (Loss) Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings (loss) before income taxes:
United States	$ (32.4)	$ (70.0)	$ (28.4)
Rest of the world	97.5	92.7	80.0
Earnings from continuing operations before income taxes	$ 65.1	$ 22.7	$ 51.6